Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks, and distribution rights	$ 171,950	$ 165,910
Finite lived intangible assets:
Accumulated amortization	(77,342)	(70,397)
Finite lived intangible assets, net	38,477	42,562
Intangible assets, net	210,427	208,472
Customer Relationships [Member]
Finite lived intangible assets:
Finite lived intangible assets	$ 109,898	$ 107,149
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	15 years	15 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years	18 years
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,628	$ 1,517
Trade Name [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 4,293	$ 4,293